                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21501
                                  ---------------------------------------------

 ING Clarion Investors,  LLC
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

14 East 4th Street  Suite 1128 New York,  NY  10012
-------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

Annemarie Gilly
ING Clarion Investors, LLC
14 East 4th Street  Suite 1128
New York,  NY  10012

-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-505-2459
                                                    ----------------

Date of fiscal year end: December 31, 2004
                         -------------------

Date of reporting period: September 30, 2004
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1.  Schedule of Investments.

         Attached hereto.

Item 2.  Controls and Procedures.

     (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

ING Clarion Investors, LLC
Schedule of Investments (b)

                                                        Principal
                                                          Amount       Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (95.05%)

Citigroup Commercial Mortgage Trust.
5.25% due 04/15/40                                      $21,722,797  $  9,855,098

CS First Boston Mortgage Securities Corp.
5.226% due 12/15/36                                       9,460,000     5,364,676
5.252% due 12/15/36                                       4,730,000     1,331,606
5.331% due 12/15/36                                      15,766,490     4,158,412
4.783% due 7/15/36                                       49,732,484    24,152,565

JP Morgan Commercial Mortgage Finance Corp.
5.015% due 01/15/38                                      29,960,997    11,840,160

LB UBS Commercial Mortgage Trust.
5.074% due 07/15/37                                      28,943,893    10,428,854

Merrill Lynch Mortgage Trust.                            31,695,705    15,185,555
5.421% due 02/12/42

Wachovia Bank Commercial Mortgage Trust.
4.932% due 04/15/35                                       2,765,000     1,726,516
4.942% due 04/15/35                                       4,459,000     2,397,932
5.096% due 04/15/35                                      22,294,535     5,895,859
5.100% due 08/15/41                                      37,213,508    17,352,275
5.238% due 11/15/35                                      12,243,000     7,473,167
5.357% due 11/15/35                                      12,178,293     3,338,565
5.447% due 10/15/35                                       4,000,000     2,482,031
5.519% due 10/15/35                                       5,062,000     2,364,903
5.567% due 10/15/35                                       3,797,000       980,694
5.700% due 10/15/35                                      17,717,247     4,348,338


Total Commercial Mortgage-Backed Securities (95.05%)
     (Cost $128,074,999)                                             $130,677,206

Other Assets, Net of Liabilities (4.95%)                                6,803,811
                                                                     ------------

Net Assets (100%)                                                    $137,481,017
                                                                     ============


(a) Securities are deemed illiquid at September 30, 2004 and have been fair valued.

(b) The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING Clarion Investors, LLC
             -------------------------------------------------------------------

By:  /s/ Annemarie Gilly
     ---------------------------------------------------------------------------
         Annemarie Gilly
         President and Chief Executive Officer

Date: November 19, 2004
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Annemarie Gilly
     ---------------------------------------------------------------------------
         Annemarie Gilly
         President and Chief Executive Officer

Date: November 19, 2004
      --------------------------------------------------------------------------

By:  /s/ Jeff Lazar
     ---------------------------------------------------------------------------
         Jeff Lazar
         Treasurer and Chief Financial Officer

Date: November 19, 2004
      --------------------------------------------------------------------------



                          STATEMENT OF DIFFERENCES
                          ------------------------

 The section symbol shall be expressed as............................... 'SS'